Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2026
T07-NPRT3-0626
1.9584814.112

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 4.4%
Communications Equipment – 4.4%
ADTRAN Holdings, Inc. (a)		216,349	$3,827,214
Applied Optoelectronics, Inc. (a)		126,834	20,846,436
Arista Networks, Inc. (a)		913,712	157,807,200
Calix, Inc. (a)		188,324	8,203,393
Ciena Corp. (a)		135,127	71,290,303
Cisco Systems, Inc.		3,239,587	296,422,210
Digi International, Inc. (a)		115,194	6,455,472
Extreme Networks, Inc. (a)		406,974	8,990,056
F5, Inc. (a)		82,641	26,767,420
Harmonic, Inc. (a)		352,626	4,030,515
Lumentum Holdings, Inc. (a)		69,467	62,681,463
Motorola Solutions, Inc.		154,524	67,840,672
NETGEAR, Inc. (a)		87,290	2,205,818
NetScout Systems, Inc. (a)		220,977	7,446,925
Ondas, Inc. (a)		47,967	481,589
Viasat, Inc. (a)		284,080	18,723,713
Viavi Solutions, Inc. (a)		453,356	23,755,854
Vistance Networks, Inc. (a)		629,802	8,058,317
TOTAL COMMUNICATIONS EQUIPMENT	795,834,570
ELECTRICAL EQUIPMENT – 0.0%
Electrical Components & Equipment – 0.0%
T1 Energy, Inc. (a)		28,038	134,583
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.9%
Electronic Components – 2.2%
Amphenol Corp. Class A		1,041,127	153,326,774
Bel Fuse, Inc. Class B		32,647	9,005,349
Belden, Inc.		118,325	13,309,196
Coherent Corp. (a)		157,906	50,484,127
Corning, Inc.		713,717	117,220,880
Knowles Corp. (a)		265,362	8,276,641
Littelfuse, Inc.		51,007	20,615,499
Rogers Corp. (a)		46,835	6,357,851
Vishay Intertechnology, Inc.		340,124	9,853,392
			388,449,709
Electronic Equipment & Instruments – 1.6%
Advanced Energy Industries, Inc.		62,266	23,904,540
Aeva Technologies, Inc. (a)		49,327	788,739
Arlo Technologies, Inc. (a)		318,509	4,475,051
Badger Meter, Inc.		87,115	10,533,075
Cognex Corp.		356,670	19,798,752
Crane NXT Co.		157,237	7,025,349
Daktronics, Inc. (a)		123,614	2,430,251
Evolv Technologies Holdings, Inc. (a)		328,856	2,367,763
Itron, Inc. (a)		133,395	11,178,501
Keysight Technologies, Inc. (a)		171,776	60,106,140
Mirion Technologies, Inc. (a)		655,334	12,942,846
Napco Security Technologies, Inc.		111,346	5,205,426
nLight, Inc. (a)		145,913	10,192,023

		Shares	Value

Novanta, Inc. (a)		109,778	$14,219,544
OSI Systems, Inc. (a)		48,627	13,952,059
Ouster, Inc. (a)		159,339	4,295,779
Powerfleet, Inc. NJ (a)		380,944	1,226,640
Ralliant Corp.		344,116	15,636,631
Teledyne Technologies, Inc. (a)		56,075	36,216,039
Vontier Corp.		399,783	14,344,214
Zebra Technologies Corp. Class A (a)		76,529	17,315,452
			288,154,814
Electronic Manufacturing Services – 1.5%
Benchmark Electronics, Inc.		109,749	9,004,905
CTS Corp.		85,129	4,860,866
Fabrinet (a)		45,834	31,326,164
Flex Ltd. (a)		437,313	40,036,005
IPG Photonics Corp. (a)		76,983	9,154,818
Jabil, Inc.		120,401	40,634,134
Plexus Corp. (a)		73,234	18,350,976
Sanmina Corp. (a)		113,584	24,740,867
TE Connectivity PLC		280,867	59,448,309
TTM Technologies, Inc. (a)		179,736	28,437,830
			265,994,874
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)		110,993	20,847,815
Avnet, Inc.		231,194	19,075,817
CDW Corp.		174,874	23,941,999
ePlus, Inc.		82,639	6,998,697
Insight Enterprises, Inc. (a)		87,511	6,379,552
PC Connection, Inc.		35,632	2,271,184
ScanSource, Inc. (a)		66,932	2,752,244
TD SYNNEX Corp.		113,526	25,904,362
			108,171,670
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	1,050,771,067
IT SERVICES – 3.6%
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)		231,098	23,798,472
Applied Digital Corp. (a)		581,205	19,906,271
Cloudflare, Inc. Class A (a)		302,589	62,021,667
CoreWeave, Inc. Class A (a)		2,562	285,919
DigitalOcean Holdings, Inc. (a)		198,644	19,155,241
Fastly, Inc. Class A (a)		427,736	10,802,473
GoDaddy, Inc. Class A (a)		194,746	16,902,006
MongoDB, Inc. (a)		99,887	25,054,656
Okta, Inc. (a)		266,923	19,658,879
Snowflake, Inc. (a)		305,008	41,624,442
Twilio, Inc. Class A (a)		204,166	30,228,818
VeriSign, Inc.		110,517	29,691,497
Whitefiber, Inc. (a)		11,948	182,924
			299,313,265

Quarterly Report	2

Common Stocks – continued
		Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – 2.0%
Accenture PLC Class A		526,455	$94,082,773
BigBear.ai Holdings, Inc. (a)		920,449	3,663,387
Cognizant Technology Solutions Corp. Class A		554,100	29,311,890
DXC Technology Co. (a)		553,687	6,267,737
EPAM Systems, Inc. (a)		120,389	13,697,860
Everforth, Inc. (a)		136,660	2,883,526
Gartner, Inc. (a)		109,537	16,265,149
Grid Dynamics Holdings, Inc. (a)		214,241	1,219,031
Hackett Group, Inc.		79,046	1,020,484
International Business Machines Corp.		765,500	176,815,190
Kyndryl Holdings, Inc. (a)		597,672	8,259,827
			353,486,854
TOTAL IT SERVICES	652,800,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 43.5%
Semiconductor Materials & Equipment – 5.6%
ACM Research, Inc. Class A (a)		161,656	8,355,999
Aehr Test Systems (a)		9,908	897,268
Amkor Technology, Inc.		275,770	19,234,957
Applied Materials, Inc.		653,467	257,786,197
Axcelis Technologies, Inc. (a)		94,864	13,196,531
AXT, Inc. (a)		9,343	740,152
Cohu, Inc. (a)		142,840	6,763,474
Enphase Energy, Inc. (a)		384,780	12,682,349
Entegris, Inc.		202,288	28,599,477
FormFactor, Inc. (a)		147,009	19,982,933
Ichor Holdings Ltd. (a)		106,108	6,999,945
KLA Corp.		109,901	192,365,215
Kulicke & Soffa Industries, Inc.		159,180	13,609,890
Lam Research Corp.		1,032,038	266,121,319
MKS, Inc.		97,077	27,545,599
Onto Innovation, Inc. (a)		80,516	23,757,051
PDF Solutions, Inc. (a)		99,081	4,245,621
Photronics, Inc. (a)		179,477	8,880,522
Qnity Electronics, Inc.		2,401	337,725
SolarEdge Technologies, Inc. (a)		183,108	7,848,009
Teradyne, Inc.		155,897	53,545,943
Ultra Clean Holdings, Inc. (a)		138,420	10,817,523
Veeco Instruments, Inc. (a)		186,123	9,278,231
			993,591,930
Semiconductors – 37.9%
Advanced Micro Devices, Inc. (a)		1,310,982	464,730,009
Allegro MicroSystems, Inc. (a)		395,008	19,157,888
Alpha & Omega Semiconductor Ltd. (a)		78,797	3,422,154
Ambarella, Inc. (a)		123,328	8,484,966
Analog Devices, Inc.		416,527	167,552,151
Astera Labs, Inc. (a)		174,923	34,064,505

		Shares	Value

Broadcom, Inc.		1,974,077	$824,038,962
CEVA, Inc. (a)		84,196	2,571,346
Cirrus Logic, Inc. (a)		113,797	18,558,015
Credo Technology Group Holding Ltd. (a)		198,635	34,564,476
Diodes, Inc. (a)		141,773	15,190,977
First Solar, Inc. (a)		136,431	27,544,055
Impinj, Inc. (a)		79,849	11,571,717
indie Semiconductor, Inc. Class A (a)		607,628	2,740,402
Intel Corp. (a)		3,732,501	352,646,694
Lattice Semiconductor Corp. (a)		211,784	25,896,948
MACOM Technology Solutions Holdings, Inc. (a)		97,133	27,353,624
Marvell Technology, Inc.		749,072	123,709,241
MaxLinear, Inc. (a)		251,681	17,806,431
Microchip Technology, Inc.		578,472	53,745,834
Micron Technology, Inc.		910,197	470,717,480
Monolithic Power Systems, Inc.		45,895	74,093,347
Navitas Semiconductor Corp. (a)		448,416	7,398,864
NVIDIA Corp.		16,706,974	3,334,210,801
NXP Semiconductors NV		246,723	72,435,406
ON Semiconductor Corp. (a)		460,679	46,441,050
Penguin Solutions, Inc. (a)		155,204	4,719,754
Power Integrations, Inc.		171,242	12,451,006
Qorvo, Inc. (a)		203,518	19,175,466
QUALCOMM, Inc.		915,930	164,482,709
Rambus, Inc. (a)		182,311	20,985,819
Rigetti Computing, Inc. (a)		689,192	12,026,400
Semtech Corp. (a)		189,851	19,943,848
Silicon Laboratories, Inc. (a)		83,910	18,267,207
SiTime Corp. (a)		40,915	23,000,367
SkyWater Technology, Inc. (a)		16,909	539,397
Skyworks Solutions, Inc.		278,507	19,542,836
Synaptics, Inc. (a)		117,783	11,023,311
Texas Instruments, Inc.		761,713	214,102,290
Universal Display Corp.		120,562	10,499,745
			6,791,407,498
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,784,999,428
SOFTWARE – 23.9%
Application Software – 9.7%
ACI Worldwide, Inc. (a)		314,793	13,605,354
Adobe, Inc. (a)		363,737	89,515,676
Agilysys, Inc. (a)		82,859	5,307,948
Alarm.com Holdings, Inc. (a)		143,864	6,389,000
Alkami Technology, Inc. (a)		224,253	3,538,712
Amplitude, Inc. Class A (a)		277,241	1,971,184
Appfolio, Inc. Class A (a)		63,146	10,551,065
AppLovin Corp. Class A (a)		204,532	91,292,858
Asana, Inc. Class A (a)		263,546	1,665,611
Atlassian Corp. Class A (a)		202,157	13,865,949

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Aurora Innovation, Inc. (a)	2,645,247	$15,554,052
Autodesk, Inc. (a)	207,522	49,182,714
AvePoint, Inc. (a)	380,199	3,706,940
Bentley Systems, Inc. Class B	360,589	11,762,413
Bill Holdings, Inc. (a)	263,692	10,020,296
Bit Digital, Inc. (a)	996,340	1,504,473
Blackbaud, Inc. (a)	121,373	4,511,434
BlackLine, Inc. (a)	161,755	5,054,844
Blend Labs, Inc. Class A (a)	635,535	927,881
Box, Inc. Class A (a)	442,297	10,703,587
Braze, Inc. Class A (a)	228,449	5,032,732
C3.ai, Inc. Class A (a)	381,959	3,372,698
Cadence Design Systems, Inc. (a)	244,385	80,546,852
CCC Intelligent Solutions Holdings, Inc. (a)	1,513,684	7,931,704
Cipher Digital, Inc. (a)	795,297	14,108,569
Cleanspark, Inc. (a)	797,197	9,988,878
Clear Secure, Inc. Class A	240,290	12,829,083
Clearwater Analytics Holdings, Inc. Class A (a)	741,958	17,955,384
Core Scientific, Inc. (a)	750,501	15,010,020
Daily Journal Corp. (a)	3,999	2,114,511
Datadog, Inc. Class A (a)	319,691	42,259,953
Docusign, Inc. (a)	332,858	15,308,139
Dropbox, Inc. Class A (a)	544,109	13,216,408
D-Wave Quantum, Inc. (a)	745,008	15,108,762
Dynatrace, Inc. (a)	495,060	17,926,123
Elastic NV (a)	230,096	10,683,357
Fair Isaac Corp. (a)	27,550	28,238,750
Five9, Inc. (a)	217,009	3,732,555
Freshworks, Inc. Class A (a)	591,058	4,823,033
Guidewire Software, Inc. (a)	120,030	16,610,952
HubSpot, Inc. (a)	66,924	14,841,066
Hut 8 Corp. (a)	234,878	17,799,055
I3 Verticals, Inc. Class A (a)	71,111	1,603,553
Intapp, Inc. (a)	176,687	3,966,623
InterDigital, Inc.	53,912	15,988,143
Intuit, Inc.	233,681	90,785,069
IREN Ltd. (a)	4,023	183,087
Klaviyo, Inc. Class A (a)	318,679	6,402,261
Life360, Inc. (a)	200,303	8,631,056
LiveRamp Holdings, Inc. (a)	198,385	5,798,794
Manhattan Associates, Inc. (a)	103,712	14,300,848
MARA Holdings, Inc. (a)	1,052,742	12,622,377
nCino, Inc. (a)	315,553	5,515,866
NCR Voyix Corp. (a)	408,056	2,811,506
NextNav, Inc. (a)	229,485	4,252,357
Nutanix, Inc. Class A (a)	374,196	15,300,875
Pagaya Technologies Ltd. Class A (a)	147,440	2,047,942

	Shares	Value

PagerDuty, Inc. (a)	269,316	$1,790,951
Palantir Technologies, Inc. Class A (a)	1,801,096	250,550,465
PAR Technology Corp. (a)	124,112	1,668,065
Pegasystems, Inc.	287,238	10,498,549
Pivotal Software, Inc. (a)	33,514	0
Porch Group, Inc. (a)	209,202	2,014,615
Procore Technologies, Inc. (a)	276,007	15,616,476
PTC, Inc. (a)	152,058	20,725,505
Q2 Holdings, Inc. (a)	190,309	9,658,182
RingCentral, Inc. Class A	224,328	9,022,472
Riot Platforms, Inc. (a)	953,059	16,430,737
Roper Technologies, Inc.	106,051	37,627,955
Salesforce, Inc.	783,919	138,385,221
Samsara, Inc. Class A (a)	598,722	17,207,270
ServiceTitan, Inc. Class A (a)	2,780	165,299
SoundHound AI, Inc. Class A (a)	1,121,154	8,924,386
Sprinklr, Inc. Class A (a)	378,164	1,860,567
Sprout Social, Inc. Class A (a)	159,719	958,314
SPS Commerce, Inc. (a)	114,914	6,448,974
Strategy, Inc. (a)	233,718	38,668,643
Synopsys, Inc. (a)	168,804	81,464,810
Terawulf, Inc. (a)	903,615	19,635,554
Trimble, Inc. (a)	332,135	22,359,328
Tyler Technologies, Inc. (a)	54,926	18,737,456
Unity Software, Inc. (a)	642,250	16,968,245
Vertex, Inc. Class A (a)	228,311	2,824,207
Workday, Inc. Class A (a)	221,842	27,153,461
Workiva, Inc. (a)	150,683	8,058,527
Yext, Inc. (a)	249,234	962,043
Zeta Global Holdings Corp. Class A (a)	549,973	10,130,503
Zoom Communications, Inc. (a)	336,168	32,658,721
		1,739,456,433
Systems Software – 14.2%
A10 Networks, Inc.	223,164	5,954,016
Adeia, Inc.	336,549	10,719,086
Appian Corp. Class A (a)	102,989	2,141,141
Commvault Systems, Inc. (a)	101,459	10,032,266
Crowdstrike Holdings, Inc. Class A (a)	219,655	97,911,216
Dolby Laboratories, Inc. Class A	186,776	11,979,813
Fortinet, Inc. (a)	646,200	54,481,122
Gen Digital, Inc.	793,618	15,308,891
Gitlab, Inc. Class A (a)	399,338	8,841,343
JFrog Ltd. (a)	297,317	13,807,401
Microsoft Corp.	4,402,394	1,795,208,225
N-able, Inc. (a)	240,828	1,247,489
Netskope, Inc. Class A (a)	14,808	147,488
Oracle Corp.	1,357,319	219,057,713
Palo Alto Networks, Inc. (a)	693,674	124,389,622
Progress Software Corp. (a)	135,259	3,766,963

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Qualys, Inc. (a)		110,195	$9,579,251
Rapid7, Inc. (a)		178,173	1,051,221
Rubrik, Inc. Class A (a)		235,406	12,518,891
SentinelOne, Inc. Class A (a)		924,136	13,085,766
ServiceNow, Inc. (a)		864,781	76,368,810
Tenable Holdings, Inc. (a)		368,880	7,705,903
Teradata Corp. (a)		258,736	6,817,694
UiPath, Inc. Class A (a)		1,244,287	12,816,156
Varonis Systems, Inc. (a)		301,532	7,930,292
Zscaler, Inc. (a)		123,950	16,197,786
			2,539,065,565
TOTAL SOFTWARE	4,278,521,998
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 18.4%
Technology Hardware, Storage & Peripherals – 18.4%
Apple, Inc.		9,788,253	2,656,042,452
Corsair Gaming, Inc. (a)		141,372	959,916
Dell Technologies, Inc. Class C		309,537	64,677,756
Diebold Nixdorf, Inc. (a)		45,652	3,506,530
Everpure, Inc. Class A (a)		415,358	29,677,329
GPGI, Inc.		475,703	7,340,097
Hewlett Packard Enterprise Co.		1,493,069	42,955,595
HP, Inc.		1,175,513	24,521,201
IonQ, Inc. (a)		485,394	21,900,977
NetApp, Inc.		265,591	29,419,515
Quantum Computing, Inc. (a)		630,076	5,683,286
Sandisk Corp. (a)		122,764	134,611,954

		Shares	Value

Seagate Technology Holdings PLC		193,836	$130,575,683
Super Micro Computer, Inc. (a)		658,835	18,052,079
Western Digital Corp.		301,270	130,907,840
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	3,300,832,210
TOTAL COMMON STOCKS (Cost $8,939,843,229)			17,863,893,975
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $25,554,000)		25,554,000	25,554,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $8,965,397,229)	17,889,447,975
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	25,119,784
NET ASSETS – 100.0%	$17,914,567,759

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $3,062,774 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	June 2026	2,105,850	$ 77,490	$ 77,490
CME E-mini Technology Select Sector Index Contracts (United States)	128	June 2026	41,347,840	2,422,389	2,422,389
Total Equity Index Contracts					$2,499,879
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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